Dividends	12 Months Ended
Dec. 31, 2012
Dividends
Dividends

21.                Dividends

On November 13, 2012, the Company’s Board approved a special cash dividend of US$1.00 per ADS in order to give value back to shareholders. The special cash dividend amounting to RMB815.4 million (US$130.8 million) was payable to shareholders of record as of January 15, 2013 and was paid on January 18, 2013.